Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

July 31, 2012

Dates Covered
Collections Period	07/01/12 - 07/31/12
Interest Accrual Period	07/16/12 - 08/14/12
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/12	553,094,384.19	32,453
Yield Supplement Overcollateralization Amount at 06/30/12	15,650,044.84	0

Receivables Balance at 06/30/12	568,744,429.03	32,453
Principal Payments	21,081,528.03	724
Defaulted Receivables	718,925.18	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/12	14,848,127.47	0

Pool Balance at 07/31/12	532,095,848.35	31,696

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31 - 60 days	6,673,653.26	564
Past Due 61 - 90 days	1,465,029.77	121
Past Due 91+ days	304,192.85	18

Total	8,442,875.88	703

Total 31+ Delinquent as % Ending Pool Balance	1.59%
Recoveries	377,008.37
Aggregate Net Losses/(Gains) - July 2012	341,916.81
Overcollateralization Target Amount	27,935,032.04
Actual Overcollateralization	27,935,032.04
Weighted Average APR	4.27%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	51.96

Flow of Funds	$ Amount
Collections	23,455,197.27
Advances	100.14
Investment Earnings on Cash Accounts	2,829.07
Servicing Fee	(473,953.69)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,984,172.79

Distributions of Available Funds
(1) Class A Interest	385,843.87
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,896,112.71
(7) Distribution to Certificateholders	2,670,547.76
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,984,172.79

Servicing Fee	473,953.69
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 07/16/12	524,056,929.02
Principal Paid	19,896,112.71
Note Balance @ 08/15/12	504,160,816.31

Class A-1
Note Balance @ 07/16/12	0.00
Principal Paid	0.00
Note Balance @ 08/15/12	0.00
Note Factor @ 08/15/12	0.0000000%

Class A-2
Note Balance @ 07/16/12	174,332,929.02
Principal Paid	19,896,112.71
Note Balance @ 08/15/12	154,436,816.31
Note Factor @ 08/15/12	78.3943230%

Class A-3
Note Balance @ 07/16/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	243,000,000.00
Note Factor @ 08/15/12	100.0000000%

Class A-4
Note Balance @ 07/16/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	87,531,000.00
Note Factor @ 08/15/12	100.0000000%

Class B
Note Balance @ 07/16/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	19,193,000.00
Note Factor @ 08/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	417,512.32
Total Principal Paid	19,896,112.71

Total Paid	20,313,625.03

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	94,430.34
Principal Paid	19,896,112.71

Total Paid to A-2 Holders	19,990,543.05

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5924480
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2324892

Total Distribution Amount	28.8249372

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4793418
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	100.9954960

Total A-2 Distribution Amount	101.4748378

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/12	81,431.29
Balance as of 07/31/12	81,531.43
Change	100.14

Reserve Account
Balance as of 07/16/12	1,810,700.07
Investment Earnings	230.06
Investment Earnings Paid	(230.06)
Deposit/(Withdrawal)	—
Balance as of 08/15/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07